Equity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interests
Beginning balance	$ 7,700	$ 7,546	$ 7,692
Reclassification from permanent equity to temporary equity	(840)	(455)	(471)
Net (loss) income	40	1,923	1,293
Distributions	(1,055)	(1,309)	(956)
Change in other comprehensive income	(6)	5	12
Ending balance	$ 7,531	$ 7,700	$ 7,546